STOCK BASED COMPENSATION (Details 4) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share, Outstanding Number	12,694,377	20,591,686
Share, Granted	47,150,588	5,433,230
Share, Exercised	3,798,781	13,300,539
Share, Forfeited	0	0
Share, Outstanding Number	56,046,184	12,694,377
Weighted- Average Exercise Price, Outstanding	$ 0	$ 0
Weighted- Average Exercise Price, Granted	0.075	0.0818
Weighted- Average Exercise Price, Exercised	0.033	0
Weighted- Average Exercise Price, Forfeited	0	0
Weighted- Average Exercise Price, Outstanding	$ 0	$ 0
Weighted Average Term (Years), Granted	2 years	4 years 6 months 18 days